Warrants (Details 1)	12 Months Ended
Oct. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants Outstanding | shares	56,919,787
Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.22
Remaining Contractual Life (Years)	10 months 24 days
Warrants [Member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.16
Warrants Outstanding | shares	8,409,091
Expiry Date	Nov. 01, 2021
Warrants [Member] | Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.13
Warrants Outstanding | shares	5,000,000
Expiry Date	Feb. 10, 2022
Remaining Contractual Life (Years)	3 months 18 days
Warrants [Member] | Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.13
Warrants Outstanding | shares	10,000,000
Expiry Date	May 15, 2022
Remaining Contractual Life (Years)	6 months
Warrants [Member] | Exercise Price 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.20
Warrants Outstanding | shares	8,200,000
Expiry Date	Feb. 05, 2023
Remaining Contractual Life (Years)	1 year 3 months 18 days
Warrants [Member] | Exercise Price 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.30
Warrants Outstanding | shares	23,162,579
Expiry Date	Mar. 05, 2023
Remaining Contractual Life (Years)	1 year 3 months 18 days
Warrants [Member] | Exercise Price 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44
Warrants Outstanding | shares	2,148,117
Expiry Date	Jun. 28, 2023
Remaining Contractual Life (Years)	1 year 8 months 12 days
Agent Warrants [Member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.225
Warrants Outstanding | shares	1,241,258
Expiry Date	Mar. 05, 2023
Remaining Contractual Life (Years)	1 year 3 months 18 days